UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

July 1, 2014 to July 31, 2014

Commission File Number of issuing entity: 333-183479-01

Huntington Auto Trust 2012-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-183479

Huntington Funding, LLC

(Exact name of depositor as specified in its charter)

The Huntington National Bank

(Exact name of sponsor as specified in its charter)

DELAWARE	45-6736125
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

41 South High Street, Columbus, Ohio	43287
(Address of principle executive offices of the issuing entity)	(Zip Code)

(614) 480-8300

(Telephone number, including area code)

	Registered / reporting pursuant to (Check One)			Name of Exchange (If section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1			X
Class A-2			X
Class A-3			X
Class A-4			X
Class B Notes			X
Class C Notes			X
Class D Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐.

PART 1 – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Distribution and pool performance information of the asset pool of the issuing entity is set forth in the attached monthly Statement to Security Holder.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934, as amended, with respect to Huntington Auto Trust 2012-2 for the distribution period commencing on July 1, 2014, and ending on July 31, 2014. Huntington Funding, LLC (CIK #0001540483), as securitizer, most recently filed a Form ABS-15G on January 28, 2014, with respect to all asset-backed securities sponsored by it, including those securities issued by Huntington Auto Trust 2012-2.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings

DBTCA has been named as a defendant in civil litigation concerning its role as trustee of certain residential mortgage backed securities (“RMBS”) trusts. On June 18, 2014, a group of investors filed a civil action against DBTCA and Deutsche Bank National Trust Company (“DBNTC”) in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on DBTCA’s and DBNTC’s alleged failure to perform their duties as trustees for the trusts. An amended complaint was filed on July 16, 2014, adding five plaintiffs and 15 RMBS trusts to the action. DBTCA is reviewing these newly-filed pleadings.

Item 3. Sales of Securities and Use of Proceeds

None.

Item 4. Defaults Upon Senior Securities

None.

Item 5. Submission of Matters to Vote of Security Holders

None.

Item 6. Significant Obligors of Pool Assets

None.

Item 7. Significant Enhancement Provider Information.

None.

Item 8. Other Information

None.

Item 9. Exhibits

EXHIBIT NO.	DESCRIPTION

99.1	Monthly Statement to Security Holder for the Period from July 1, 2014 to July 31, 2014.

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Huntington Auto Trust 2012-2
(Issuing Entity)

by: The Huntington National Bank
(Servicer, not in its individual capacity but Solely as Servicer on behalf of Issuing Entity)

/s/ Kim Taylor
Kim Taylor,
Senior Vice President

Date: August 15, 2014

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

99.1	Monthly Statement to Security Holder for the Period from July 1, 2014 to July 31, 2014.

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